Related party disclosures (Tables)	12 Months Ended
Dec. 31, 2023
Related party disclosures
Summary of compensation of directors and other members of key management personnel

The following table summarizes the compensation of directors and other members of key management personnel during the years ended December 31, 2023 and 2022:

	Year Ended
	Dec 31, 2023	Dec 31, 2022
Short-term benefits	5,451	5,124
Equity based compensation	8,015	8,951
	13,466	14,075
Number of individuals included in the above amounts	15	16